Transactions with Related Parties, Issuance of Series D Preferred shares to Toro (Details) - Series D Preferred Stock [Member] - USD ($)		6 Months Ended	12 Months Ended
	Aug. 07, 2023	Jun. 30, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Preferred shares, dividend rate	5.00%	5.00%	5.00%
Related Party [Member] | Toro Corp [Member]
Transactions with Related Parties [Abstract]
Preferred shares, shares issued (in shares)	50,000
Preferred shares, dividend rate	5.00%
Consideration received for preferred shares issued	$ 50,000,000
Accrued dividends		$ 555,556	$ 541,666